IFRS 7 Disclosure	3 Months Ended
Jan. 31, 2019
Text block [abstract]
IFRS 7 Disclosure

Our risk appetite defines tolerance levels for various risks. This is the foundation for our risk management culture and our risk management framework.

Our risk management framework includes:

•	CIBC and SBU-level risk appetite statements;
•	Risk frameworks, policies, procedures and limits to align activities with our risk appetite;
•	Regular risk reports to identify and communicate risk levels;
•	An independent control framework to identify and test compliance with key controls;
•	Stress testing to consider the potential impact of changes in the business environment on capital, liquidity and earnings;
•	Proactive consideration of risk mitigation options in order to optimize results; and
•	Oversight through our risk-focused committees and governance structure.

Managing risk is a shared responsibility at CIBC. Business units and risk management professionals work in collaboration to ensure that business strategies and activities are consistent with our risk appetite. CIBC’s approach to enterprise-wide risk management aligns with the three lines of defence model:

(i)

CIBC’s lines of business and functional groups own the risk and are responsible for managing all risks associated with their activities, including identifying, assessing, mitigating and controlling them – this is the first line of defence;

(ii)

As the second line of defence, CIBC’s Risk Management, and other functional groups are responsible for providing guidance and effective independent oversight and challenge of the enterprise-wide risks inherent in CIBC’s business activities; and

(iii)	As the third line of defence, CIBC’s internal audit function provides an independent assessment of the design and operating effectiveness of risk management controls, processes and systems.

Credit risk

Credit risk is the risk of financial loss due to a borrower or counterparty failing to meet its obligations in accordance with contractual terms.

Credit risk arises out of the lending businesses in each of our SBUs. Other sources of credit risk consist of our trading activities, which include our OTC derivatives, debt securities, and our repo-style transaction activity. In addition to losses on the default of a borrower or counterparty, unrealized gains or losses may occur due to changes in the credit spread of the counterparty, which could impact the carrying or fair value of our assets.

Exposure to credit risk

$ millions, as at	2019 Jan. 31	2018 Oct. 31
Business and government portfolios – advanced internal ratings-based approach
Drawn	$157,896	$151,299
Undrawn commitments	48,804	50,797
Repo-style transactions	152,898	137,759
Other off-balance sheet	80,912	80,502
OTC derivatives	23,539	21,621
Gross exposure at default (EAD) on business and government portfolios	464,049	441,978
Less: Collateral held for repo-style transactions	139,881	125,368
Net EAD on business and government portfolios	324,168	316,610
Retail portfolios – advanced internal ratings-based approach
Drawn	254,522	259,128
Undrawn commitments	74,359	73,954
Other off-balance sheet	289	286
Gross EAD on retail portfolios	329,170	333,368
Standardized portfolios	58,629	51,983
Securitization exposures	11,210	13,661
Gross EAD	$863,058	$840,990
Net EAD	$723,177	$715,622

Trading credit exposures

We have trading credit exposure (also called counterparty credit exposure) that arises from our OTC derivatives and our repo-style transactions. The nature of our derivatives exposure and how it is mitigated is described in Note 12 to the consolidated financial statements in our 2018 Annual Report. Our repo-style transactions consist of our securities bought or sold under repurchase agreements, and our securities borrowing and lending activity.

The following table shows the rating profile of OTC derivative mark-to-market (MTM) receivables:

$ billions, as at	2019 Jan. 31		2018 Oct. 31
	Exposure (1)
Investment grade	$6.06	87.4%	$6.78	87.3%
Non-investment grade	0.86	12.4	0.97	12.5
Watch list	0.01	0.2	0.01	0.1
Default	–	–	0.01	0.1
	$6.93	100.0%	$7.77	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Market risk

Market risk is the risk of economic financial loss in our trading and non-trading portfolios from adverse changes in underlying market factors, including interest rates, foreign exchange rates, equity market prices, commodity prices, credit spreads, and customer behaviour for retail products. Market risk arises in CIBC’s trading and treasury activities, and encompasses all market related positioning and market making activity.

The trading book consists of positions in financial instruments and commodities held to meet the near-term needs of our clients.

The non-trading book consists of positions in various currencies that are related to asset/liability management and investment activities.

Trading activities

We hold positions in traded financial contracts to meet client investment and risk management needs. Trading revenue (net interest income or non-interest income) is generated from these transactions. Trading instruments are recorded at fair value and include debt and equity securities, as well as interest rate, foreign exchange, equity, commodity, and credit derivative products.

Value-at-risk

Our value-at-risk (VaR) methodology is a statistical technique that measures the potential overnight loss at a 99% confidence level. We use a full revaluation historical simulation methodology to compute VaR, stressed VaR and other risk measures.

The following three tables show VaR, stressed VaR and incremental risk charge (IRC) for our trading activities based on risk type under an internal models approach.

Average total VaR for the three months ended January 31, 2019 was up $0.2 million from the prior quarter, primarily due to an increase in equity, credit spread and foreign exchange risks, partially offset by a decrease in interest rate, commodity and debt specific risks.

Average stressed total VaR for the three months ended January 31, 2019 was up $8.6 million from the prior quarter, driven by increases in foreign exchange, credit spread, equity and interest rate risk. Positioning in the trading book is the primary cause of the increase in risk. During the current stressed VaR period from September 2, 2008 to August 31, 2009, the market exhibited not only increased volatility in interest rates but also increased volatility in equity prices, combined with a reduction in the level of interest rates, and an increase in credit spreads.

Average IRC for the three months ended January 31, 2019 was up $50.6 million from the prior quarter, mainly due to an increase in fixed income trading inventory.

VaR by risk type – trading portfolio

$ millions, as at or for the three months ended				2019 Jan. 31		2018 Oct. 31		2018 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$5.2	$2.8	$4.5	$4.1	$3.5	$4.9	$3.2	$4.4
Credit spread risk	1.8	0.9	1.1	1.3	1.6	1.0	0.7	0.8
Equity risk	7.5	2.3	2.7	3.5	3.7	2.7	2.3	2.6
Foreign exchange risk	2.3	0.6	1.5	1.3	1.3	1.0	1.8	2.4
Commodity risk	2.8	1.1	1.3	1.4	1.5	1.6	1.8	2.6
Debt specific risk	1.8	1.3	1.6	1.5	1.3	1.6	1.2	1.3
Diversification effect (1)	n/m	n/m	(7.7)	(7.8)	(7.9)	(7.7)	(6.8)	(8.9)
Total VaR (one-day measure)	$8.3	$4.0	$5.0	$5.3	$5.0	$5.1	$4.2	$5.2
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Stressed VaR by risk type – trading portfolio

$ millions, as at or for the three months ended				2019 Jan. 31		2018 Oct. 31		2018 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$25.1	$9.7	$17.6	$15.8	$14.2	$14.4	$11.8	$21.6
Credit spread risk	18.1	8.5	10.0	13.6	17.9	11.2	7.3	6.3
Equity risk	8.9	3.0	3.4	5.2	6.3	3.3	4.1	2.1
Foreign exchange risk	17.3	2.0	8.2	7.3	2.7	2.4	8.4	6.6
Commodity risk	4.6	1.3	2.3	2.6	2.5	2.1	2.5	3.1
Debt specific risk	7.3	4.9	5.9	6.0	6.3	5.2	4.0	3.3
Diversification effect (1)	n/m	n/m	(36.7)	(32.4)	(33.4)	(29.1)	(24.8)	(33.5)
Stressed total VaR (one-day measure)	$42.0	$8.9	$10.7	$18.1	$16.5	$9.5	$13.3	$9.5
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Incremental risk charge – trading portfolio

$ millions, as at or for the three months ended				2019 Jan. 31		2018 Oct. 31		2018 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Default risk	$218.0	$168.1	$180.9	$193.8	$176.1	$153.8	$125.2	$116.0
Migration risk	73.5	45.5	67.2	57.3	53.1	46.7	44.2	65.7
IRC (one-year measure) (1)	$279.1	$219.2	$248.1	$251.1	$229.2	$200.5	$169.4	$181.7
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Non-trading activities

Structural interest rate risk

Structural interest rate risk primarily consists of the risk arising due to mismatches in assets and liabilities, which do not arise from trading and trading related businesses. Interest rate risk results from differences in the maturities or repricing dates of assets and liabilities, both on- and off-balance sheet, as well as from embedded optionality in retail products. This optionality arises predominantly from the commitment and prepayment exposures of mortgage products, non-maturity deposits and some guaranteed investment certificates products with early redemption features. A variety of cash instruments and derivatives, primarily interest rate swaps, are used to manage these risks.

The following table shows the potential impact over the next 12 months, adjusted for structural assumptions (excluding shareholders’ equity in the calculation of the present value of shareholders’ equity), estimated prepayments and potential early withdrawals, of an immediate and sustained 100 basis point increase or decrease in all interest rates.

Structural interest rate sensitivity – measures

$ millions (pre-tax), as at	2019 Jan. 31		2018 Oct. 31		2018 Jan. 31
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$241	$50	$170	$32	$228	$47
Increase (decrease) in present value of shareholders’ equity	(418)	(286)	(396)	(230)	(340)	(106)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(301)	(64)	(246)	(58)	(305)	(100)
Increase (decrease) in present value of shareholders’ equity	333	78	316	269	303	17
(1)	Includes CAD and other currency exposures.

Liquidity risk

Liquidity risk is the risk of having insufficient cash or its equivalent in a timely and cost-effective manner to meet financial obligations as they come due. Common sources of liquidity risk inherent in banking services include unanticipated withdrawals of deposits, the inability to replace maturing debt, credit and liquidity commitments, and additional pledging or other collateral requirements.

Liquid assets

Available liquid assets include unencumbered cash and marketable securities from on- and off-balance sheet sources, that can be used to access funding in a timely fashion. Encumbered liquid assets, composed of assets pledged as collateral and those assets that are deemed restricted due to legal, operational, or other purposes, are not considered as sources of available liquidity when measuring liquidity risk.

Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2019	Cash and deposits with banks	$16,572	$–	$16,572	$732	$15,840
Jan. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	71,955	80,963	152,918	85,670	67,248
	Other debt securities	7,173	2,136	9,309	1,402	7,907
	Equities	25,365	18,133	43,498	27,077	16,421
	Canadian government guaranteed National Housing Act mortgage-backed securities	43,953	1,052	45,005	12,477	32,528
	Other liquid assets (2)	6,708	2,188	8,896	6,133	2,763
		$171,726	$104,472	$276,198	$133,491	$142,707
2018	Cash and deposits with banks	$17,691	$–	$17,691	$686	$17,005
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	67,478	74,933	142,411	75,431	66,980
	Other debt securities	6,684	2,092	8,776	1,240	7,536
	Equities	25,018	20,641	45,659	27,859	17,800
	Canadian government guaranteed National Housing Act mortgage-backed securities	39,465	834	40,299	10,182	30,117
	Other liquid assets (2)	6,500	1,598	8,098	6,621	1,477
		$162,836	$100,098	$262,934	$122,019	$140,915
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Asset encumbrance

In the course of CIBC’s day-to-day operations, securities and other assets are pledged to secure obligations, participate in clearing and settlement systems and other collateral management purposes.

Restrictions on the flow of funds

Our subsidiaries are not subject to significant restrictions that would prevent transfers of funds, dividends or capital distributions. However, certain subsidiaries have different capital and liquidity requirements, established by applicable banking and securities regulators.

We monitor and manage our capital and liquidity requirements across these entities to ensure that resources are used efficiently and entities are in compliance with local regulatory and policy requirements.

Funding

CIBC funds its operations with client-sourced deposits, supplemented with a wide range of wholesale funding.

CIBC’s principal approach aims to fund the balance sheet with deposits primarily raised from personal and commercial banking channels. Personal deposits accounted for $172.8 billion as at January 31, 2019 (October 31, 2018: $163.9 billion). CIBC maintains a foundation of relationship-based core deposits, whose stability is regularly evaluated through internally developed statistical assessments.

We routinely access a range of short-term and long-term secured and unsecured funding sources diversified by geography, depositor type, instrument, currency and maturity. We raise long-term funding from existing programs including covered bonds, asset securitizations and unsecured debt.

CIBC continuously evaluates opportunities to diversify into new funding products and investor segments in an effort to maximize funding flexibility and minimize concentration and financing costs. We regularly monitor wholesale funding levels and concentrations to internal limits consistent with our desired liquidity risk profile.

GALCO and RMC review and approve CIBC’s funding plan, which incorporates projected asset and liability growth, funding maturities, and output from our liquidity position forecasting.

Assets and liabilities

The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at January 31, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks	$4,088	$–	$–	$–	$–	$–	$–	$–	$–	$4,088
Interest-bearing deposits with banks	12,484	–	–	–	–	–	–	–	–	12,484
Securities	3,604	1,966	3,273	2,382	2,553	7,671	34,162	27,227	26,189	109,027
Cash collateral on securities borrowed	4,962	–	–	–	–	–	–	–	–	4,962
Securities purchased under resale agreements	29,121	9,985	9,142	774	186	2,678	–	–	–	51,886
Loans
Residential mortgages	1,993	5,305	11,803	10,863	10,686	53,838	104,478	8,313	378	207,657
Personal	540	733	996	867	1,048	223	1,717	2,304	34,238	42,666
Credit card	262	524	786	786	786	3,144	6,189	–	–	12,477
Business and government	12,017	3,600	4,969	2,822	5,209	15,997	38,630	13,180	17,552	113,976
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,715)	(1,715)
Derivative instruments	2,170	2,040	1,031	1,024	1,554	2,120	4,626	6,609	–	21,174
Customers’ liability under acceptances	8,610	1,265	130	6	–	–	–	–	–	10,011
Other assets	–	–	–	–	–	–	–	–	25,954	25,954
	$79,851	$25,418	$32,130	$19,524	$22,022	$85,671	$189,802	$57,633	$102,596	$614,647
October 31, 2018	$71,919	$28,094	$22,273	$28,495	$19,833	$83,405	$187,178	$53,821	$102,081	$597,099
Liabilities
Deposits (1)	$15,940	$26,990	$39,777	$31,174	$29,226	$25,183	$52,384	$8,947	$235,086	$464,707
Obligations related to securities sold short	15,435	–	–	–	–	–	–	–	–	15,435
Cash collateral on securities lent	2,660	–	–	–	–	–	–	–	–	2,660
Obligations related to securities sold under repurchase agreements	39,392	3,000	–	89	–	–	–	–	–	42,481
Derivative instruments	2,575	2,302	1,266	1,413	1,990	2,347	3,999	7,445	–	23,337
Acceptances	8,650	1,265	130	6	–	–	–	–	–	10,051
Other liabilities	–	–	–	–	–	–	–	–	15,731	15,731
Subordinated indebtedness	–	–	–	–	–	–	–	4,162	–	4,162
Equity	–	–	–	–	–	–	–	–	36,083	36,083
	$84,652	$33,557	$41,173	$32,682	$31,216	$27,530	$56,383	$20,554	$286,900	$614,647
October 31, 2018	$78,258	$33,933	$36,399	$32,776	$27,726	$29,779	$56,793	$19,607	$281,828	$597,099
(1)

Comprises $172.8 billion (October 31, 2018: $163.9 billion) of personal deposits of which $161.2 billion (October 31, 2018: $153.2 billion) are in Canada and $11.6 billion (October 31, 2018: $10.7 billion) are in other countries; $278.8 billion (October 31, 2018: $282.7 billion) of business and government deposits and secured borrowings of which $208.4 billion (October 31, 2018: $211.9 billion) are in Canada and $70.4 billion (October 31, 2018: $70.8 billion) are in other countries; and $13.1 billion (October 31, 2018: $14.4 billion) of bank deposits of which $5.1 billion (October 31, 2018: $5.9 billion) are in Canada and $8.0 billion (October 31, 2018: $8.5 billion) are in other countries.

Credit-related commitments

The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at January 31, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	No specified maturity (1)	Total
Securities lending (2)	$36,177	$3,505	$8,000	$–	$–	$–	$–	$–	$–	$47,682
Unutilized credit commitments	520	5,504	2,893	2,664	2,383	11,944	46,696	1,726	152,764	227,094
Backstop liquidity facilities	8,926	178	1,455	10	–	414	–	13	–	10,996
Standby and performance letters of credit	1,719	1,644	3,086	1,658	3,653	580	1,018	552	–	13,910
Documentary and commercial letters of credit	28	72	29	22	22	1	1	–	–	175
	$47,370	$10,903	$15,463	$4,354	$6,058	$12,939	$47,715	$2,291	$152,764	$299,857
October 31, 2018	$43,053	$22,587	$11,367	$6,716	$4,879	$11,622	$47,445	$2,449	$150,139	$300,257
(1)	Includes $118.6 billion (October 31, 2018: $116.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $2.7 billion (October 31, 2018: $2.7 billion) for cash because it is reported on the interim consolidated balance sheet.

Other contractual obligations

The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at January 31, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	Total
Operating leases	$42	$83	$125	$124	$122	$483	$1,279	$3,385	$5,643
Purchase obligations (1)	75	229	177	180	153	477	679	116	2,086
Pension contributions (2)	16	32	49	49	–	–	–	–	146
Underwriting commitments	197	–	–	–	–	–	–	–	197
Investment commitments	–	–	2	2	5	2	3	167	181
	$330	$344	$353	$355	$280	$962	$1,961	$3,668	$8,253
October 31, 2018	$331	$304	$370	$347	$342	$970	$1,964	$3,751	$8,379
(1)

Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)

Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.